Note 7 - Disposal Group Assets Held for Sale - Disposal Group Held for Sale Assets and Liabilities (Details) - USD ($)	Sep. 30, 2020	Dec. 31, 2019
Disposal group assets held for sale	$ 899,538
Disposal group liabilities associated with assets held for sale	325,812
Disposal Group, Held-for-sale, Not Discontinued Operations [Member]
Disposal Group, Including Discontinued Operation, Cash and Cash Equivalents	100,367
Prepaid expenses	143,836
Property and equipment, net	1,080
Patents, net	458,738
ROU and other assets	195,517
Disposal group assets held for sale	899,538
Accounts payable and accrued expenses	166,373
Lease liabilities	159,439
Disposal group liabilities associated with assets held for sale	$ 325,812